Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ 266,281	$ 73,680	$ (46,927)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of tax	(141)	224	(148)
Items that may be reclassified subsequently to profit or loss:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	95	42	(53)
Total comprehensive income/(loss) for the period net of tax	266,235	73,946	(47,128)
Attributable to the owners of non-controlling interest	14	2	0
Attributable to the owners of parent	$ 266,221	$ 73,944	$ (47,128)